Distribution Date:	09/17/24	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Determination Date:	09/11/24
Next Distribution Date:	10/18/24
Record Date:	08/30/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	9				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	10-14
		Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-17
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	18-20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	23				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690FAH6	1.433000%	55,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690FAJ2	2.739000%	66,500,000.00	2,799,035.87	0.00	6,388.80	0.00	0.00	6,388.80	2,799,035.87	35.44%	30.00%
A-SB	61690FAK9	3.040000%	84,700,000.00	4,542,463.72	1,353,982.46	11,507.57	0.00	0.00	1,365,490.03	3,188,481.26	35.44%	30.00%
A-3	61690FAL7	3.046000%	250,000,000.00	250,000,000.00	0.00	634,583.33	0.00	0.00	634,583.33	250,000,000.00	35.44%	30.00%
A-4	61690FAM5	3.306000%	318,826,000.00	318,826,000.00	0.00	878,365.63	0.00	0.00	878,365.63	318,826,000.00	35.44%	30.00%
A-S	61690FAP8	3.561000%	60,903,000.00	60,903,000.00	0.00	180,729.65	0.00	0.00	180,729.65	60,903,000.00	28.60%	24.50%
B	61690FAQ6	3.883000%	63,671,000.00	63,671,000.00	0.00	206,028.74	0.00	0.00	206,028.74	63,671,000.00	21.45%	18.75%
C	61690FAS2	4.337472%	51,214,000.00	51,214,000.00	0.00	185,116.08	0.00	0.00	185,116.08	51,214,000.00	15.70%	14.13%
D	61690FAB9	4.337472%	62,287,000.00	62,287,000.00	0.00	225,140.10	0.00	0.00	225,140.10	62,287,000.00	8.70%	8.50%
E	61690FAC7	4.337472%	26,299,000.00	26,299,000.00	0.00	95,059.31	0.00	0.00	95,059.31	26,299,000.00	5.75%	6.13%
F	61690FAD5	4.337472%	13,841,000.00	13,841,000.00	0.00	11,462.68	0.00	0.00	11,462.68	13,841,000.00	4.19%	4.88%
G	61690FAE3	4.337472%	17,994,000.00	17,994,000.00	0.00	0.00	0.00	0.00	0.00	17,994,000.00	2.17%	3.25%
H	61690FAT0	4.337472%	35,989,016.00	19,354,723.29	0.00	0.00	0.00	466.60	0.00	19,354,256.69	0.00%	0.00%
V	61690FAF0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690FAG8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,107,324,018.00	891,731,222.88	1,353,982.46	2,434,381.89	0.00	466.60	3,788,364.35	890,376,773.82

X-A	61690FAN3	1.113512%	836,029,000.00	637,070,499.59	0.00	591,154.58	0.00	0.00	591,154.58	635,716,517.13
X-B	61690FAA1	0.454472%	63,671,000.00	63,671,000.00	0.00	24,113.91	0.00	0.00	24,113.91	63,671,000.00
Notional SubTotal			899,700,000.00	700,741,499.59	0.00	615,268.49	0.00	0.00	615,268.49	699,387,517.13

Deal Distribution Total					1,353,982.46	3,049,650.38	0.00	466.60	4,403,632.84

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to the

	Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690FAH6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690FAJ2	42.09076496	0.00000000	0.09607218	0.00000000	0.00000000	0.00000000	0.00000000	0.09607218	42.09076496
A-SB	61690FAK9	53.63003211	15.98562527	0.13586269	0.00000000	0.00000000	0.00000000	0.00000000	16.12148796	37.64440685
A-3	61690FAL7	1,000.00000000	0.00000000	2.53833332	0.00000000	0.00000000	0.00000000	0.00000000	2.53833332	1,000.00000000
A-4	61690FAM5	1,000.00000000	0.00000000	2.75500000	0.00000000	0.00000000	0.00000000	0.00000000	2.75500000	1,000.00000000
A-S	61690FAP8	1,000.00000000	0.00000000	2.96749996	0.00000000	0.00000000	0.00000000	0.00000000	2.96749996	1,000.00000000
B	61690FAQ6	1,000.00000000	0.00000000	3.23583327	0.00000000	0.00000000	0.00000000	0.00000000	3.23583327	1,000.00000000
C	61690FAS2	1,000.00000000	0.00000000	3.61456008	0.00000000	0.00000000	0.00000000	0.00000000	3.61456008	1,000.00000000
D	61690FAB9	1,000.00000000	0.00000000	3.61456002	0.00000000	0.00000000	0.00000000	0.00000000	3.61456002	1,000.00000000
E	61690FAC7	1,000.00000000	0.00000000	3.61455987	0.00000000	0.00000000	0.00000000	0.00000000	3.61455987	1,000.00000000
F	61690FAD5	1,000.00000000	0.00000000	0.82816848	2.78639188	49.03118705	0.00000000	0.00000000	0.82816848	1,000.00000000
G	61690FAE3	1,000.00000000	0.00000000	0.00000000	3.61455985	87.39359120	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61690FAT0	537.79528982	0.00000000	0.00000000	1.94389338	129.17649541	0.00000000	0.01296507	0.00000000	537.78232475
V	61690FAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690FAG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690FAN3	762.01961845	0.00000000	0.70709817	0.00000000	0.00000000	0.00000000	0.00000000	0.70709817	760.40007838
X-B	61690FAA1	1,000.00000000	0.00000000	0.37872674	0.00000000	0.00000000	0.00000000	0.00000000	0.37872674	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/24 - 08/30/24	30	0.00	6,388.80	0.00	6,388.80	0.00	0.00	0.00	6,388.80	0.00
A-SB	08/01/24 - 08/30/24	30	0.00	11,507.57	0.00	11,507.57	0.00	0.00	0.00	11,507.57	0.00
A-3	08/01/24 - 08/30/24	30	0.00	634,583.33	0.00	634,583.33	0.00	0.00	0.00	634,583.33	0.00
A-4	08/01/24 - 08/30/24	30	0.00	878,365.63	0.00	878,365.63	0.00	0.00	0.00	878,365.63	0.00
X-A	08/01/24 - 08/30/24	30	0.00	591,154.58	0.00	591,154.58	0.00	0.00	0.00	591,154.58	0.00
X-B	08/01/24 - 08/30/24	30	0.00	24,113.91	0.00	24,113.91	0.00	0.00	0.00	24,113.91	0.00
A-S	08/01/24 - 08/30/24	30	0.00	180,729.65	0.00	180,729.65	0.00	0.00	0.00	180,729.65	0.00
B	08/01/24 - 08/30/24	30	0.00	206,028.74	0.00	206,028.74	0.00	0.00	0.00	206,028.74	0.00
C	08/01/24 - 08/30/24	30	0.00	185,116.08	0.00	185,116.08	0.00	0.00	0.00	185,116.08	0.00
D	08/01/24 - 08/30/24	30	0.00	225,140.10	0.00	225,140.10	0.00	0.00	0.00	225,140.10	0.00
E	08/01/24 - 08/30/24	30	0.00	95,059.31	0.00	95,059.31	0.00	0.00	0.00	95,059.31	0.00
F	08/01/24 - 08/30/24	30	640,074.21	50,029.13	0.00	50,029.13	38,566.45	0.00	0.00	11,462.68	678,640.66
G	08/01/24 - 08/30/24	30	1,507,519.89	65,040.39	0.00	65,040.39	65,040.39	0.00	0.00	0.00	1,572,560.28
H	08/01/24 - 08/30/24	30	4,578,976.15	69,958.81	0.00	69,958.81	69,958.81	0.00	0.00	0.00	4,648,934.96
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,726,570.25	3,223,216.03	0.00	3,223,216.03	173,565.65	0.00	0.00	3,049,650.38	6,900,135.90

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61690FAP8	3.561000%	60,903,000.00	60,903,000.00	0.00	180,729.65	0.00	0.00	180,729.65	60,903,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61690FAQ6	3.883000%	63,671,000.00	63,671,000.00	0.00	206,028.74	0.00	0.00	206,028.74	63,671,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61690FAS2	4.337472%	51,214,000.00	51,214,000.00	0.00	185,116.08	0.00	0.00	185,116.08	51,214,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			175,788,000.03	175,788,000.00	0.00	571,874.47	0.00	0.00	571,874.47	175,788,000.00

Exchangeable Certificate Details
PST	61690FAR4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PST	61690FAR4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	4,403,632.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,240,200.24	Master Servicing Fee	11,620.27
Interest Reductions due to Nonrecoverability Determination	(164,762.50)	Certificate Administrator Fee	2,554.37
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	383.94
ARD Interest	0.00	Trust Advisor Fee	1,866.43
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,075,437.74	Total Fees	16,635.00

Principal		Expenses/Reimbursements
Scheduled Principal	1,354,449.06	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,152.37
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	466.60
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,354,449.06	Total Expenses/Reimbursements	9,618.97

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,049,650.38
Excess Liquidation Proceeds	0.00	Principal Distribution	1,353,982.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,403,632.84
Total Funds Collected	4,429,886.80	Total Funds Distributed	4,429,886.81

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	891,731,222.88	891,731,222.88	Beginning Certificate Balance	891,731,222.88
(-) Scheduled Principal Collections	1,354,449.06	1,354,449.06	(-) Principal Distributions	1,353,982.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	466.60
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	466.60
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	890,376,773.82	890,376,773.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	894,338,328.17	894,338,328.17	Ending Certificate Balance	890,376,773.82
Ending Actual Collateral Balance	892,996,977.25	892,996,977.25

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	165.00	0.00	UC / (OC) Change	0.00
Current Period Advances	466.60	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	631.60	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	168,416,666.20	18.92%	6	4.2442	NAP	Defeased	20	168,416,666.20	18.92%	6	4.2442	NAP
10,000,000 or less	31	164,090,085.28	18.43%	6	4.2625	1.879253	1.30 or less	12	212,023,300.63	23.81%	(5)	4.4003	0.706052
10,000,001 to 20,000,000	6	78,848,075.18	8.86%	6	4.3633	1.782037	1.31 to 1.40	1	4,267,194.02	0.48%	6	4.5000	1.366100
20,000,001 to 30,000,000	5	128,597,120.81	14.44%	5	3.9867	2.509935	1.41 to 1.50	3	13,850,351.27	1.56%	6	4.1718	1.444978
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	4	52,369,053.44	5.88%	7	4.1278	1.536984
40,000,001 to 50,000,000	1	40,554,703.51	4.55%	(54)	4.7180	0.105600	1.61 to 1.70	1	13,437,208.96	1.51%	5	4.0000	1.638400
50,000,001 to 70,000,000	1	54,870,122.84	6.16%	7	4.8900	2.779800	1.71 to 1.80	6	168,689,921.58	18.95%	6	4.0784	1.752850
70,000,001 to 80,000,000	2	155,000,000.00	17.41%	7	4.0733	1.516187	1.81 to 1.90	1	2,520,728.78	0.28%	3	4.4500	1.812300
80,000,000 or greater	1	100,000,000.00	11.23%	6	3.9500	1.737700	1.91 to 2.10	5	26,137,339.90	2.94%	6	4.3058	1.971962
Totals	67	890,376,773.82	100.00%	3	4.2195	1.802904	2.11 to 2.20	1	7,656,179.21	0.86%	5	3.9700	2.194100
							2.21 to 2.30	0	0.00	0.00%	0	0.0000	0.000000
							2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.50	4	90,501,506.16	10.16%	6	4.0510	2.474574
							2.51 to 4.10	8	100,507,323.67	11.29%	7	4.5625	2.940932
							4.11 or greater	1	30,000,000.00	3.37%	2	3.1663	5.701800
							Totals	67	890,376,773.82	100.00%	3	4.2195	1.802904
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	25	168,416,666.20	18.92%	6	4.2442	NAP
							Defeased	25	168,416,666.20	18.92%	6	4.2442	NAP
Arizona	1	8,377,631.06	0.94%	6	4.2800	1.946700
							Lodging	7	197,652,287.54	22.20%	(6)	4.4786	1.907271
Arkansas	3	26,382,076.93	2.96%	6	4.2539	1.903864
							Mixed Use	3	39,862,915.75	4.48%	5	4.5883	1.483207
California	8	76,137,245.39	8.55%	7	4.1107	2.446539
							Multi-Family	4	51,850,343.73	5.82%	5	4.0789	1.727804
Florida	2	15,957,937.74	1.79%	5	4.0711	1.665869
							Office	6	64,102,407.04	7.20%	4	3.7551	3.649551
Illinois	8	137,507,880.37	15.44%	6	4.1149	1.753617
							Other	1	100,000,000.00	11.23%	6	3.9500	1.737700
Indiana	1	2,039,728.51	0.23%	6	4.6800	1.464900
							Retail	30	268,492,153.56	30.15%	7	4.1971	1.504079
Louisiana	1	3,726,106.99	0.42%	6	4.3000	1.955400
							Totals	76	890,376,773.82	100.00%	3	4.2195	1.802904
Maryland	1	8,871,498.88	1.00%	7	4.3200	0.682400

Michigan	2	15,344,110.02	1.72%	6	4.6098	1.065215

Missouri	1	5,853,000.29	0.66%	7	4.2000	1.477100

Nebraska	1	8,022,675.44	0.90%	7	4.2000	1.795600

Nevada	3	6,690,008.34	0.75%	7	4.4892	2.696817

New Jersey	2	17,465,786.07	1.96%	6	4.2967	0.991281

New York	4	165,213,067.29	18.56%	6	4.0670	1.511873

North Carolina	3	33,179,095.17	3.73%	5	4.5731	1.240033

Ohio	1	2,104,077.72	0.24%	7	4.9500	3.035400

Pennsylvania	3	27,240,598.15	3.06%	7	4.1443	1.441117

Texas	4	102,976,497.37	11.57%	(17)	4.7921	1.618844

Virginia	1	28,871,085.89	3.24%	5	4.0500	1.777000

Washington, DC	1	30,000,000.00	3.37%	2	3.1663	5.701800

Totals	76	890,376,773.82	100.00%	3	4.2195	1.802904

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	168,416,666.20	18.92%	6	4.2442	NAP	Defeased	20	168,416,666.20	18.92%	6	4.2442	NAP
	3.500% or less	1	30,000,000.00	3.37%	2	3.1663	5.701800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	6	137,180,677.43	15.41%	6	3.9554	1.794473	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	30	392,139,859.19	44.04%	6	4.1611	1.703118	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	10	162,639,571.00	18.27%	(9)	4.7520	1.550394	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	47	721,960,107.62	81.08%	3	4.2138	1.852231
	Totals	67	890,376,773.82	100.00%	3	4.2195	1.802904	Totals	67	890,376,773.82	100.00%	3	4.2195	1.802904
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	168,416,666.20	18.92%	6	4.2442	NAP	Defeased	20	168,416,666.20	18.92%	6	4.2442	NAP
	60 months or less	47	721,960,107.62	81.08%	3	4.2138	1.852231	Interest Only	5	296,000,000.00	33.24%	6	3.9428	2.090535
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	10	47,256,076.42	5.31%	6	4.4458	1.833364
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	32	378,704,031.20	42.53%	0	4.3966	1.668324
	Totals	67	890,376,773.82	100.00%	3	4.2195	1.802904	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	67	890,376,773.82	100.00%	3	4.2195	1.802904
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	168,416,666.20	18.92%	6	4.2442	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	710,509,030.74	79.80%	3	4.2108	1.862443
	13 to 24 months	1	11,451,076.88	1.29%	6	4.4000	1.218600
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	67	890,376,773.82	100.00%	3	4.2195	1.802904
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	1443417	98	Chicago	IL	Actual/360	3.950%	340,138.89	0.00	0.00	03/05/25	03/05/45	--	100,000,000.00	100,000,000.00	09/05/24
2	1442224	RT	Port Chester	NY	Actual/360	4.130%	284,511.11	0.00	0.00	N/A	04/01/25	--	80,000,000.00	80,000,000.00	09/01/24
3	453000246	LO	New York	NY	Actual/360	4.013%	259,166.66	0.00	0.00	N/A	03/01/25	--	75,000,000.00	75,000,000.00	09/01/24
4	303591004	LO	Irving	TX	Actual/360	4.890%	231,544.99	117,803.48	0.00	N/A	04/01/25	--	54,987,926.32	54,870,122.84	09/01/24
5	300801214	LO	Houston	TX	Actual/360	4.718%	0.00	0.00	0.00	N/A	03/01/20	--	40,554,703.51	40,554,703.51	03/01/20
6	1443248	IN	Cheshire	CT	Actual/360	3.960%	94,737.32	170,967.54	0.00	N/A	03/01/25	--	27,782,204.53	27,611,236.99	09/01/24
7	300801191	MF	Petersburg	VA	Actual/360	4.050%	100,910.53	63,833.18	0.00	N/A	02/01/25	--	28,934,919.07	28,871,085.89	09/01/24
8	303591008	OF	Washington	DC	Actual/360	3.166%	81,796.94	0.00	0.00	N/A	11/04/24	--	30,000,000.00	30,000,000.00	09/04/24
9	303591009	RT	Philadelphia	PA	Actual/360	4.140%	81,908.69	55,008.41	0.00	N/A	04/01/25	--	22,975,789.93	22,920,781.52	09/01/24
10	303591010	MU	Charlotte	NC	Actual/360	4.650%	95,373.92	46,426.20	0.00	N/A	01/01/25	--	23,818,668.24	23,772,242.04	09/01/24
11	300801234	RT	Port Hueneme	CA	Actual/360	4.139%	82,232.33	39,133.54	0.00	N/A	04/01/25	--	23,072,144.90	23,033,011.36	09/01/24
12	695100469	RT	Little Rock	AR	Actual/360	4.370%	70,607.89	37,548.28	0.00	N/A	04/06/25	--	18,763,446.00	18,725,897.72	09/06/24
13	303591013	LO	Alsip	IL	Actual/360	4.570%	53,370.32	30,920.43	0.00	N/A	02/01/25	--	13,562,019.88	13,531,099.45	09/01/24
14	300801113	OF	Oklahoma City	OK	Actual/360	4.740%	57,349.11	25,366.74	0.00	N/A	11/01/24	--	14,050,414.31	14,025,047.57	09/01/24
15	300801238	LO	Visalia	CA	Actual/360	4.464%	46,526.09	27,642.54	0.00	N/A	04/01/25	--	12,103,560.61	12,075,918.07	09/01/24
16	1443449	MF	Jacksonville	FL	Actual/360	4.000%	46,365.26	23,671.56	0.00	N/A	02/01/25	--	13,460,880.52	13,437,208.96	09/01/24
17	695100467	MH	Mesa	AZ	Actual/360	4.351%	48,484.77	24,204.35	0.00	N/A	01/06/25	--	12,940,678.83	12,916,474.48	09/06/24
19	303591019	RT	Various	IL	Actual/360	4.720%	43,649.23	36,494.21	0.00	N/A	04/01/25	--	10,739,286.38	10,702,792.17	09/01/24
20	1443269	MF	Modesto	CA	Actual/360	3.940%	43,708.76	22,646.02	0.00	N/A	04/01/25	--	12,882,884.29	12,860,238.27	09/01/24
21	695100450	OF	Mount Laurel	NJ	Actual/360	4.400%	43,487.71	26,618.82	0.00	N/A	03/06/25	--	11,477,695.70	11,451,076.88	09/06/24
25	300801203	IN	Various	Various	Actual/360	4.150%	36,136.43	25,406.00	0.00	N/A	03/01/25	--	10,112,021.26	10,086,615.26	09/01/24
26	303591026	RT	Clifton Park	NY	Actual/360	3.970%	20,410.85	12,887.27	0.00	N/A	02/01/25	--	5,970,509.74	5,957,622.47	09/01/24
27	303591027	RT	Clifton Park	NY	Actual/360	3.970%	14,579.18	9,205.19	0.00	N/A	02/01/25	--	4,264,650.01	4,255,444.82	09/01/24
28	303591028	RT	Cathedral City	CA	Actual/360	4.060%	33,565.05	23,251.02	0.00	N/A	04/01/25	--	9,600,681.26	9,577,430.24	09/01/24
29	300801228	MF	Indianapolis	IN	Actual/360	4.500%	39,540.93	19,994.59	0.00	N/A	04/01/25	--	10,204,112.23	10,184,117.64	09/01/24
30	300801205	RT	Phoenix	AZ	Actual/360	4.280%	30,987.33	30,147.34	0.00	N/A	03/01/25	--	8,407,778.40	8,377,631.06	09/01/24
31	300801224	MF	Houston	TX	Actual/360	4.200%	37,020.30	17,260.61	0.00	N/A	03/01/25	--	10,236,028.17	10,218,767.56	09/01/24
32	300801226	RT	Santa Ana	CA	Actual/360	4.156%	39,366.56	0.00	0.00	N/A	03/01/25	--	11,000,000.00	11,000,000.00	09/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	303591033	OF	Laurel	MD	Actual/360	4.320%	33,079.14	20,741.91	0.00	N/A	04/01/25	--	8,892,240.79	8,871,498.88	09/01/24
34	300801193	RT	Fullerton	CA	Actual/360	4.420%	33,311.63	20,396.27	0.00	N/A	02/01/25	--	8,752,143.98	8,731,747.71	09/01/24
35	303591035	MU	Southfield	MI	Actual/360	4.750%	32,636.78	27,225.54	0.00	N/A	03/01/25	--	7,979,111.17	7,951,885.63	09/01/24
36	300801209	MU	Westminster	CA	Actual/360	4.250%	29,856.47	19,337.52	0.00	N/A	03/01/25	--	8,158,125.60	8,138,788.08	09/01/24
38	303591038	RT	Westminster	CA	Actual/360	4.120%	28,164.04	19,060.99	0.00	N/A	04/01/25	--	7,938,502.52	7,919,441.53	09/01/24
39	303591039	IN	Various	WA	Actual/360	4.210%	28,124.67	18,387.43	0.00	N/A	04/01/25	--	7,757,935.11	7,739,547.68	09/01/24
40	300801235	LO	Troy	MI	Actual/360	4.459%	28,448.90	16,933.79	0.00	N/A	04/01/25	--	7,409,158.18	7,392,224.39	09/01/24
41	695100464	RT	Charlotte	NC	Actual/360	4.435%	27,740.64	16,759.86	0.00	N/A	03/06/25	--	7,263,797.25	7,247,037.39	09/06/24
42	300801237	RT	Bellevue	NE	Actual/360	4.200%	29,064.10	13,480.39	0.00	N/A	04/01/25	--	8,036,155.83	8,022,675.44	09/01/24
43	300801216	IN	Pinellas Park	FL	Actual/360	4.080%	26,759.66	14,984.91	0.00	N/A	03/01/25	--	7,616,600.88	7,601,615.97	09/01/24
46	303591046	RT	Little Rock	AR	Actual/360	3.970%	26,219.85	13,559.51	0.00	N/A	02/01/25	--	7,669,738.72	7,656,179.21	09/01/24
47	1443508	OF	Palo Alto	CA	Actual/360	3.900%	19,801.43	21,985.05	0.00	N/A	03/01/25	--	5,896,207.02	5,874,221.97	09/01/24
48	303591048	RT	Freehold	NJ	Actual/360	4.100%	21,287.20	14,711.08	0.00	N/A	02/01/25	--	6,029,420.27	6,014,709.19	09/01/24
49	1443566	RT	Marina del Rey	CA	Actual/360	4.080%	21,630.21	12,112.51	0.00	N/A	03/01/25	--	6,156,606.14	6,144,493.63	09/01/24
50	303591050	MF	Independence	MO	Actual/360	4.200%	21,209.04	11,249.47	0.00	N/A	04/01/25	--	5,864,249.76	5,853,000.29	09/01/24
51	303591051	RT	Pickerington	OH	Actual/360	4.400%	22,075.87	9,472.07	0.00	N/A	03/01/25	--	5,826,476.15	5,817,004.08	09/01/24
52	303591052	OF	Chicago	IL	Actual/360	4.250%	19,746.52	10,753.75	0.00	N/A	02/01/25	--	5,395,634.28	5,384,880.53	09/01/24
55	300801207	MF	Provo	UT	Actual/360	4.260%	18,331.38	10,235.10	0.00	N/A	03/01/25	12/01/24	4,997,195.69	4,986,960.59	09/01/24
56	300801227	SS	Marietta	GA	Actual/360	4.050%	14,422.45	15,185.11	0.00	N/A	03/01/25	--	4,135,468.15	4,120,283.04	09/01/24
57	303591057	RT	Santa Clarita	CA	Actual/360	4.010%	15,403.40	10,943.52	0.00	N/A	03/01/25	--	4,460,802.10	4,449,858.58	09/01/24
58	300801211	RT	Pearland	TX	Actual/360	4.500%	16,573.25	9,774.39	0.00	N/A	03/01/25	--	4,276,968.41	4,267,194.02	09/01/24
59	695100463	LO	Carbondale	IL	Actual/360	4.610%	16,710.64	9,464.71	0.00	N/A	03/06/25	--	4,209,524.34	4,200,059.63	09/06/24
60	303591060	RT	League City	TX	Actual/360	4.180%	15,863.66	8,528.87	0.00	N/A	03/01/25	--	4,407,251.76	4,398,722.89	09/01/24
61	1442372	RT	New Orleans	LA	Actual/360	4.300%	13,846.49	13,380.59	0.00	N/A	03/01/25	--	3,739,487.58	3,726,106.99	09/01/24
62	300801204	MF	Noblesville	IN	Actual/360	4.170%	15,556.45	7,345.14	0.00	N/A	03/01/25	--	4,332,266.59	4,324,921.45	09/01/24
63	1443538	RT	Las Vegas	NV	Actual/360	4.450%	14,507.02	8,664.04	0.00	N/A	04/01/25	--	3,785,812.88	3,777,148.84	09/01/24
64	303591064	MF	Mascoutah	IL	Actual/360	4.400%	14,009.69	8,524.55	0.00	N/A	04/01/25	--	3,697,573.14	3,689,048.59	09/01/24
65	695100470	RT	Houston	TX	Actual/360	4.450%	12,614.80	7,533.95	0.00	N/A	04/06/25	--	3,292,010.95	3,284,477.00	09/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
66	300801232	RT	Wilkesboro	NC	Actual/360	4.190%	7,863.39	19,582.70	0.00	N/A	04/01/25	--	2,179,398.44	2,159,815.74	09/01/24
67	303591067	RT	Las Vegas	NV	Actual/360	4.540%	11,413.59	6,632.76	0.00	N/A	03/01/25	--	2,919,492.26	2,912,859.50	09/01/24
68	300801196	SS	Los Angeles	CA	Actual/360	4.100%	12,356.94	0.00	0.00	N/A	02/01/25	--	3,500,000.00	3,500,000.00	09/01/24
70	303591070	RT	Harvard	IL	Actual/360	4.400%	11,933.01	5,092.86	0.00	N/A	04/01/25	--	3,149,474.00	3,144,381.14	09/01/24
71	300801215	RT	Canonsburg	PA	Actual/360	4.230%	8,654.71	8,564.00	0.00	N/A	03/01/25	--	2,376,034.36	2,367,470.36	09/01/24
72	1443085	OF	Niceville	FL	Actual/360	4.450%	9,682.03	5,933.25	0.00	N/A	12/01/24	--	2,526,662.03	2,520,728.78	08/01/24
73	300801213	RT	Irving	TX	Actual/360	4.180%	9,438.88	5,074.67	0.00	N/A	03/01/25	--	2,622,315.24	2,617,240.57	09/01/24
74	300801233	LO	Bucyrus	OH	Actual/360	4.950%	8,998.46	6,997.76	0.00	N/A	04/01/25	--	2,111,075.48	2,104,077.72	09/01/24
75	300801202	RT	Lebanon	IN	Actual/360	4.680%	8,248.46	7,036.20	0.00	N/A	03/01/25	--	2,046,764.71	2,039,728.51	09/01/24
76	300801210	RT	Lansdale	PA	Actual/360	4.091%	6,902.98	7,164.90	0.00	N/A	03/01/25	--	1,959,511.17	1,952,346.27	05/01/24
77	300801206	RT	Midland	MI	Actual/360	4.350%	5,472.76	5,200.62	0.00	N/A	03/01/25	--	1,461,025.86	1,455,825.24	09/01/24
Totals							3,075,437.74	1,354,449.06	0.00				891,731,222.88	890,376,773.82
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,622,467.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,739,160.03	0.00	--	--	--	0.00	0.00	0.00	0.00	265,785.34	0.00
3	16,811,606.41	17,010,063.21	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,681,398.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	298,132.00	0.00	--	--	12/11/23	35,345,491.42	2,671,658.97	(544.78)	6,233,751.17	919,799.88	466.60
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	3,758,989.50	1,798,517.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	16,860,812.00	12,640,831.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,625,541.24	1,294,869.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,352,361.85	1,157,862.15	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,097,970.85	1,185,041.58	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,112,325.26	1,229,009.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,534,951.72	1,388,358.46	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,081,597.69	718,528.29	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,755,352.32	893,532.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,124,836.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	563,550.00	281,775.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	442,239.00	220,283.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,986,933.89	1,025,966.35	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,719,270.93	748,920.73	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,473,112.43	855,099.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,344,818.16	254,312.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	870,535.00	158,688.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,184,720.54	759,798.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,645,131.23	803,088.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	652,931.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	778,972.28	326,219.14	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	845,907.88	503,789.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1,212,069.00	561,089.59	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,302,199.64	839,794.46	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	532,634.34	78,035.32	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	831,161.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	501,476.33	307,407.97	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1,427,976.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	795,387.56	423,434.91	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	452,235.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	711,944.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	734,877.47	178,668.76	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	839,035.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	564,151.00	287,370.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	313,600.00	78,400.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	547,944.40	263,450.01	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	502,503.29	281,851.45	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	375,343.00	187,672.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
72	356,132.00	0.00	--	--	--	0.00	0.00	15,593.52	15,593.52	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	657,510.40	661,562.40	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
75	268,690.00	134,345.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
76	288,623.47	0.00	01/01/24	03/31/24	--	0.00	0.00	14,041.56	56,204.20	0.00	0.00
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	107,181,122.00	49,537,638.38				35,345,491.42	2,671,658.97	29,090.29	6,305,548.89	1,185,585.22	466.60

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/24	0	0.00	0	0.00	1	1,952,346.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.219543%	4.185492%	3
08/16/24	0	0.00	1	1,959,511.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.219672%	4.185635%	4
07/17/24	1	1,966,650.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	12,395,425.54	4.219800%	4.186327%	5
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.221034%	4.187813%	6
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.221159%	4.187952%	7
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.221292%	4.188100%	8
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.221415%	4.188236%	9
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.221859%	4.188916%	10
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.221979%	4.189049%	11
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.222097%	4.189181%	12
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.222224%	4.189322%	13
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.222341%	4.189452%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	300801214	03/01/20	53	5	(544.78)	6,233,751.17	1,053,786.62	43,140,242.81	02/04/20	13
72	1443085	08/01/24	0	B	15,593.52	15,593.52	0.00	2,526,662.03
76	300801210	05/01/24	3	3	14,041.56	56,204.20	0.00	1,981,078.07	07/19/24	2
Totals					29,090.29	6,305,548.89	1,053,786.62	47,647,982.91
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		40,554,704	0	40,554,704		0
0 - 6 Months		430,914,423	428,962,077	1,952,346		0
7 - 12 Months		318,907,647	318,907,647	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		100,000,000	100,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-24	890,376,774	847,869,724	0	0	42,507,050	0
Aug-24	891,731,223	849,217,008	0	1,959,511	40,554,704	0
Jul-24	893,080,670	850,559,315	1,966,651	0	40,554,704	0
Jun-24	906,908,848	866,354,144	0	0	40,554,704	0
May-24	908,268,357	867,713,654	0	0	40,554,704	0
Apr-24	909,691,127	869,136,424	0	0	40,554,704	0
Mar-24	911,040,360	870,485,656	0	0	40,554,704	0
Feb-24	924,465,231	883,910,527	0	0	40,554,704	0
Jan-24	925,823,256	885,268,553	0	0	40,554,704	0
Dec-23	927,176,269	886,621,565	0	0	40,554,704	0
Nov-23	928,594,799	888,040,095	0	0	40,554,704	0
Oct-23	929,937,577	889,382,873	0	0	40,554,704	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	300801214	40,554,703.51	43,140,242.81	18,500,000.00	10/25/23	298,132.00	0.10560	12/31/23	03/01/20	246
76	300801210	1,952,346.27	1,981,078.07	1,453,400.00	07/31/24	(2,028.75)	(0.04800)	03/31/24	03/01/25	185
Totals		42,507,049.78	45,121,320.88	19,953,400.00		296,103.25

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	300801214	LO	TX	02/04/20	13

Imminent maturity default originally sent to prior SS on 2/4/2020. Receiver is in place and has completed required repairs that the Borrower was unable to complete. Lender and Borrower are pursuing a potential cooperative marketing and sale of the asset by the Receiver. Discussions are ongoing.

76	300801210	RT	PA	07/19/24	2

The Loan transferred on 7/19/2024 for Delinquent Payments after Borrower failed to make the June Payment. The Loan triggered cash management on 10/15/2023 when Rite Aid filed Chapter 11 bankruptcy. Subject lease was rejected in bankruptcy court and Proper ty has been vacant since. Collateral is a single-tenant Rite Aid with 11,180 sf located in Lansdale, PA. Counsel has been retained. Borrower has provided the counter-signed PNL.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1442224	0.00	4.13000%	0.00	4.13000%	10	04/01/21	04/01/20	09/13/21
4	303591004	60,582,480.91	4.89000%	60,582,480.91	4.89000%	10	05/01/20	05/01/20	06/11/20
4	303591004	0.00	4.89000%	0.00	4.89000%	10	06/11/20	05/01/20	05/01/20
15	300801238	13,352,175.06	4.46400%	13,352,175.06	4.46400%	10	07/31/20	08/06/20	09/11/20
15	300801238	0.00	4.46400%	0.00	4.46400%	10	09/11/20	08/06/20	07/31/20
19	303591019	12,365,226.00	4.72000%	12,365,226.00	4.72000%	10	07/26/20	07/01/20	09/11/20
19	303591019	0.00	4.72000%	0.00	4.72000%	10	09/11/20	07/01/20	07/26/20
Totals		86,299,881.97		86,299,881.97
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	303591018 10/19/20	12,958,652.17	18,950,000.00	13,416,871.79	448,049.22	13,416,871.79	12,968,822.57	109.02	0.00	0.00	109.02	0.00%
23	303591024 06/15/18	13,049,755.97	4,100,000.00	4,188,425.12	2,442,840.21	4,188,425.12	1,745,584.91	11,304,171.06	0.00	530,307.42	10,773,863.64	81.15%
45	303591045 10/19/20	7,413,476.83	4,400,000.00	3,974,267.08	2,394,367.72	3,974,267.08	1,579,899.36	5,833,577.47	0.00	(15,182.50)	5,848,759.97	68.80%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		33,421,884.97	27,450,000.00	21,579,563.99	5,285,257.15	21,579,563.99	16,294,306.84	17,137,857.55	0.00	515,124.92	16,622,732.63

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	303591018	10/19/20	0.00	0.00	109.02	0.00	0.00	109.02	0.00	0.00	109.02
23	303591024	11/19/18	0.00	0.00	10,773,863.64	0.00	0.00	(95,596.60)	0.00	0.00	10,785,259.14
		10/17/18	0.00	0.00	10,880,855.74	0.00	0.00	11,395.50	0.00	0.00
		09/17/18	0.00	0.00	10,869,460.24	0.00	0.00	(6,710.82)	0.00	0.00
		08/17/18	0.00	0.00	10,876,171.06	0.00	0.00	(428,000.00)	0.00	0.00
		06/15/18	0.00	0.00	11,304,171.06	0.00	0.00	11,304,171.06	0.00	0.00
45	303591045	05/17/21	0.00	0.00	5,848,759.97	0.00	0.00	3,162.50	0.00	0.00	5,848,759.97
		01/15/21	0.00	0.00	5,845,597.47	0.00	0.00	12,020.00	0.00	0.00
		10/19/20	0.00	0.00	5,833,577.47	0.00	0.00	5,833,577.47	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	16,622,732.63	0.00	0.00	16,634,128.13	0.00	0.00	16,634,128.13

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	8,730.53	0.00	0.00	0.00	0.00	164,762.50	0.00	0.00	0.00	0.00
76	0.00	0.00	421.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,152.37	0.00	0.00	0.00	0.00	164,762.50	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		173,914.87

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31